JPMORGAN TRUST II

270 PARK AVENUE

NEW YORK, NEW YORK 10017

April 8, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filing Desk

RE:	JPMorgan Trust II (the “Trust”),
on behalf of the JPMorgan Municipal Income Fund, JPMorgan Short-Intermediate Municipal Bond Fund and JPMorgan Tax Free Bond Fund
(Each, a “Fund” and collectively, the “Funds”)
File Nos. 2-95973 and 811-4236

Ladies and Gentlemen:

On behalf of the Trust, we hereby submit for filing pursuant to Rule 497 under the Securities Act of 1933 and under the Investment Company Act of 1940 exhibits containing interactive data format risk/return summary information for the Funds. These exhibits contain the risk/return summary information in the prospectuses for the JPMorgan Short-Intermediate Municipal Bond Fund and JPMorgan Tax Free Bond Fund both dated July 1, 2018, as supplemented, and September 29, 2018, as supplemented and the JPMorgan Municipal Income Fund dated July 1, 2018, as supplemented. The purpose of this filing is to submit the XBRL information from the 497 filing dated March 28, 2019.

Please contact the undersigned at 212-648-1782 if you have any questions concerning this filing.

Very truly yours,

/s/ Pamela Woodley
Pamela Woodley
Assistant Secretary

Exhibit Index

Exhibit Number	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase